Organization and Description of Business (Details) - USD ($)	Aug. 01, 2018	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024	Aug. 31, 2020
Organization and Description of Business [Line Items]
Royalty, percentage	6.00%
Common stock value		$ 11,130	$ 11,075	$ 8,860
4P Therapeutics LLC [Member]
Organization and Description of Business [Line Items]
Acquired costs	$ 2,250,000
Common stock value	400,000
4P Therapeutics LLC [Member] | Intellectual Property [Member]
Organization and Description of Business [Line Items]
Acquired costs	400,000
Pocono Pharmaceuticals [Member]
Organization and Description of Business [Line Items]
Acquired percentage					100.00%
Common Stock [Member] | 4P Therapeutics LLC [Member]
Organization and Description of Business [Line Items]
Acquired costs	$ 1,850,000
Acquired common stock shares (in Shares)	250,000
Common stock value	$ 1,850,000